SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member]	Jan. 02, 2023 USD ($) shares	Feb. 13, 2023	Jan. 02, 2023 HKD ($) $ / shares
Subsequent Event [Line Items]
Principal amount	$ 7,830,000		$ 60,682,500
Convertible conversion price | $ / shares			$ 0.65
Number of conversion shares issued | shares	93,357,690
Target Company [Member]
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		25.991%
Target Company [Member] | Maximum [Member]
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		25.991%